AVAILABLE-FOR-SALE FINANCIAL ASSETS (Details) £ in Millions	Dec. 31, 2017 GBP (£)
The Group [member]
AVAILABLE-FOR-SALE FINANCIAL ASSETS (Details) [Line Items]
Financial assets available-for-sale	£ 39,717
The Bank [member]
AVAILABLE-FOR-SALE FINANCIAL ASSETS (Details) [Line Items]
Financial assets available-for-sale	£ 38,937